Dividends - Summary of Dividends Paid (Parenthetical) (Detail) - 5.5% Preference shares [member] - £ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of dividends [line items]
Per cent dividend	5.50%	5.50%	5.50%
Preference shares	50,000	50,000	50,000
Par value	£ 1	£ 1	£ 1